Segment and Geographic Information (Details) (USD $)				2 Months Ended		3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended							9 Months Ended	10 Months Ended		12 Months Ended				3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2012 segment business_unit	Dec. 31, 2011 business_unit	Dec. 31, 2011 segment	Dec. 31, 2011 Successor [Member]		Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] AHS [Member]	Sep. 30, 2012 Successor [Member] AHS [Member]	Mar. 31, 2012 Successor [Member] AHS [Member]	Sep. 30, 2012 Successor [Member] AHS [Member]	Dec. 31, 2011 Successor [Member] LifeCell [Member]	Sep. 30, 2012 Successor [Member] LifeCell [Member]	Sep. 30, 2012 Successor [Member] LifeCell [Member]	Nov. 03, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2010 Predecessor [Member]	Jun. 30, 2010 Predecessor [Member]	Mar. 31, 2010 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Nov. 03, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]		Dec. 31, 2009 Predecessor [Member]		Sep. 30, 2011 Predecessor [Member] AHS [Member]	Sep. 30, 2011 Predecessor [Member] AHS [Member]	Nov. 03, 2011 Predecessor [Member] AHS [Member]	Dec. 31, 2010 Predecessor [Member] AHS [Member]	Dec. 31, 2009 Predecessor [Member] AHS [Member]	Sep. 30, 2011 Predecessor [Member] LifeCell [Member]	Sep. 30, 2011 Predecessor [Member] LifeCell [Member]	Nov. 03, 2011 Predecessor [Member] LifeCell [Member]	Dec. 31, 2010 Predecessor [Member] LifeCell [Member]		Dec. 31, 2009 Predecessor [Member] LifeCell [Member]		Sep. 30, 2012 Minimum [Member] Countries	Dec. 31, 2011 Minimum [Member] Countries
Segment Reporting Information [Line Items]
Minimum number of countries in which the entity has operations																																										25	20
Number of reportable operating segments	2	2	2
Number of global business units	2	2	2
Total revenue				$ 304,764,000		$ 435,873,000	$ 1,306,521,000	$ 231,149,000	$ 329,651,000		$ 986,157,000	$ 73,615,000	$ 106,222,000	$ 320,364,000	$ 149,023,000	$ 468,541,000	$ 453,270,000	$ 432,578,000	$ 459,728,000	$ 442,346,000	$ 430,412,000	$ 410,954,000	$ 1,354,389,000	$ 1,503,412,000		$ 1,743,440,000		$ 1,688,315,000		$ 371,100,000	$ 1,067,604,000	$ 1,181,961,000	$ 1,402,035,000	$ 1,402,417,000	$ 97,441,000	$ 286,785,000	$ 321,451,000	$ 341,405,000		$ 285,898,000
Operating earnings (loss)				(72,432,000)		66,563,000	95,953,000	67,506,000	114,833,000		277,191,000	13,029,000	28,864,000	75,503,000	(55,787,000)	135,287,000	116,664,000	100,777,000	110,565,000	108,542,000	89,126,000	82,975,000	352,728,000	296,941,000		391,208,000		361,832,000		146,235,000	372,280,000	412,092,000	417,646,000	400,031,000	27,511,000	80,424,000	89,178,000	93,948,000		80,251,000
Non-allocated costs:
General headquarter expense				(3,948,000)		(5,519,000)	(19,545,000)									(15,748,000)							(42,469,000)	(46,837,000)		(49,312,000)		(43,153,000)
Equity-based compensation				(306,000)	[1]	(197,000)	(1,186,000)									(7,859,000)							(23,738,000)	(81,354,000)	[1]	(32,781,000)	[1]	(32,506,000)	[1]
Merger-related and other expenses				(148,713,000)	[2]	(21,685,000)	(63,750,000)									(5,996,000)							(7,202,000)	(46,619,000)	[2]	0	[2]	0	[2]
Acquired intangible asset amortization						(49,733,000)	(172,260,000)					0 [3]				(8,856,000)							(26,567,000)														(29,519,000) [3]	(38,293,000)	[3]	(42,791,000)	[3]
Total non-allocated costs				(152,967,000)		(77,134,000)	(256,741,000)									(38,459,000)							(99,976,000)	(204,329,000)		(120,386,000)		(118,450,000)
Acceleration of equity-based compensation expense due to immediate vesting upon the Merger				55,000,000
Allocation of depreciation expense and cost of sales associated with the preliminary purchase accounting adjustments related to the step up in value of rental medical equipment (“RME”) and inventory									24,600,000		87,000,000		2,800,000	19,700,000
Fixed asset impairment							$ 22,116,000		$ 9,700,000	$ 12,400,000													$ 0

[1]	Includes $55.0 million related to the acceleration of equity-based compensation expense due to immediate vesting upon the Merger.
[2]	Represents expenses related to the Merger including buyer and seller transaction costs, management fees, restructuring-related expenses and amortization of acquired intangible assets.
[3]	Includes amortization of acquired intangible assets and costs to retain key employees related to our purchase of LifeCell in May 2008.